Net income Per Share (Details) - Schedule of Potentially Dilutive Securities - shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Potentially Dilutive Securities [Abstract]
Share options to employees	65,119,001	67,345,126
Total	65,119,001	67,345,126